DEBT (Details) (10-K)	3 Months Ended	12 Months Ended			12 Months Ended																12 Months Ended			9 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended							12 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended								12 Months Ended			12 Months Ended						12 Months Ended									12 Months Ended				3 Months Ended	6 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended					9 Months Ended			12 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2012 May 2012 [Member] Amendment in July 2012 [Member]	Dec. 31, 2012 January 2012 [Member] USD ($)	Dec. 31, 2012 January 2012 [Member] Amendment in July 2012 [Member]	Dec. 31, 2011 First Quarter 2011 [Member] USD ($)		Dec. 31, 2011 Second Quarter 2011 [Member] USD ($)		Dec. 31, 2011 Third Quarter 2011, Event A [Member] USD ($)		Dec. 31, 2011 Third Quarter 2011, Event B [Member] USD ($)		Dec. 31, 2011 Fourth Quarter 2011 [Member] USD ($)		Dec. 31, 2012 January and May 2012 [Member] USD ($)	Dec. 31, 2012 Corporate and USA Segment [Member] USD ($)	Dec. 31, 2011 Corporate and USA Segment [Member] USD ($)	Dec. 31, 2012 Corporate and USA Segment [Member] January 2012 [Member] USD ($)	Dec. 31, 2012 Corporate and USA Segment [Member] Halpern Entities [Member] USD ($)	Dec. 31, 2012 Corporate and USA Segment [Member] Other Investors [Member] USD ($)	Sep. 30, 2013 Brazil Segment [Member] USD ($)	Dec. 31, 2012 Brazil Segment [Member] USD ($)	Dec. 31, 2011 Brazil Segment [Member] USD ($)	Sep. 30, 2013 Senior Convertible Debentures, Net [Member] USD ($)	Dec. 31, 2012 Senior Convertible Debentures, Net [Member]	Mar. 31, 2013 Senior Convertible Debentures, Net [Member] USD ($)	Dec. 31, 2012 Senior Convertible Debentures, Net [Member] July 2012 [Member] USD ($)	Dec. 31, 2012 Senior Convertible Debentures, Net [Member] Halpern Entities [Member]	Dec. 31, 2012 Senior Convertible Debentures, Net [Member] Corporate and USA Segment [Member] USD ($)	Dec. 31, 2011 Senior Convertible Debentures, Net [Member] Corporate and USA Segment [Member] USD ($)	Dec. 31, 2012 Subordinated Convertible Notes, Net [Member] USD ($)	Dec. 31, 2011 Subordinated Convertible Notes, Net [Member] USD ($)	Sep. 30, 2013 Subordinated Convertible Notes, Net [Member] USD ($)	Dec. 31, 2012 Subordinated Convertible Notes, Net [Member] July 2012 [Member] USD ($)	Dec. 31, 2012 Subordinated Convertible Notes, Net [Member] August 2012 [Member] USD ($)	Dec. 31, 2012 Subordinated Convertible Notes, Net [Member] May 2012 [Member] USD ($)	Dec. 31, 2012 Subordinated Convertible Notes, Net [Member] January 2012 [Member] USD ($)	Dec. 31, 2012 Subordinated Convertible Notes, Net [Member] January and May 2012 [Member] USD ($)	Dec. 31, 2012 Subordinated Convertible Notes, Net [Member] January and May 2012 [Member] Amendment in July 2012 [Member] USD ($)	Dec. 31, 2012 Subordinated Convertible Notes, Net [Member] July and August 2012 [Member] USD ($)	Dec. 31, 2012 Subordinated Convertible Notes, Net [Member] Halpern Entities [Member] USD ($)	Dec. 31, 2012 Subordinated Convertible Notes, Net [Member] Corporate and USA Segment [Member] USD ($)	Dec. 31, 2011 Subordinated Convertible Notes, Net [Member] Corporate and USA Segment [Member] USD ($)	Jan. 31, 2011 Factoring Agreement [Member] Corporate and USA Segment [Member] USD ($)	Dec. 31, 2012 Factoring Agreement [Member] Corporate and USA Segment [Member] USD ($)	Dec. 31, 2011 Factoring Agreement [Member] Corporate and USA Segment [Member] USD ($)	Dec. 31, 2012 Total [Member] Corporate and USA Segment [Member] USD ($)	Dec. 31, 2012 Other [Member] Corporate and USA Segment [Member] USD ($)	Dec. 31, 2011 Other [Member] Corporate and USA Segment [Member] USD ($)	Dec. 31, 2012 Working Capital Lines of Credit [Member] USD ($)	Dec. 31, 2012 Working Capital Lines of Credit [Member] BRL	Sep. 30, 2013 Working Capital Lines of Credit [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2012 Working Capital Lines of Credit [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2011 Working Capital Lines of Credit [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2012 Working Capital Lines of Credit [Member] Brazil Segment [Member] Minimum [Member]	Dec. 31, 2012 Working Capital Lines of Credit [Member] Brazil Segment [Member] Maximum [Member]	Dec. 31, 2012 Working Capital Lines of Credit [Member] Brazil Segment [Member] Average [Member]	Dec. 31, 2012 Capital Expansion Loans [Member] Brazil Segment [Member] USD ($)	Sep. 30, 2013 Capital Expansion Loans [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2011 Capital Expansion Loans [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2012 Equipment Financing [Member] Brazil Segment [Member] USD ($)	Sep. 30, 2013 Equipment Financing [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2011 Equipment Financing [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2012 Equipment Financing [Member] Brazil Segment [Member] Minimum [Member]	Dec. 31, 2012 Equipment Financing [Member] Brazil Segment [Member] Maximum [Member]	Dec. 31, 2012 Equipment Financing [Member] Brazil Segment [Member] Average [Member]	Dec. 31, 2012 Advances on Export Letter of Credit [Member] Brazil Segment [Member] USD ($)	Sep. 30, 2013 Advances on Export Letter of Credit [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2011 Advances on Export Letter of Credit [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2012 Advances on Export Letter of Credit [Member] Brazil Segment [Member] Minimum [Member]	Dec. 31, 2012 Advances on Export Letter of Credit [Member] Brazil Segment [Member] Maximum [Member]	Dec. 31, 2012 Advances on Export Letter of Credit [Member] Brazil Segment [Member] Average [Member]	Sep. 30, 2013 Special Tax Programs [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2012 Special Tax Programs [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2011 Special Tax Programs [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2012 Special Tax Programs [Member] Brazil Segment [Member] New [Member]	Dec. 31, 2012 Special Tax Programs [Member] Brazil Segment [Member] Replacement [Member]	Dec. 31, 2012 Capital Expansion Loan Agreement One [Member] Brazil Segment [Member] BRL	Dec. 31, 2012 Capital Expansion Loan Agreement Two [Member] Brazil Segment [Member] BRL	Jun. 30, 2012 Senior Convertible Debenture and Warrant [Member] USD ($)	Jun. 30, 2012 Senior Convertible Debenture and Warrant [Member] USD ($)	Sep. 30, 2012 Senior Convertible Debenture and Warrant [Member] New [Member] USD ($)	Sep. 30, 2012 Senior Convertible Debenture and Warrant [Member] Replacement [Member] USD ($)	Jul. 31, 2012 Senior Convertible Debenture and Warrant [Member] Corporate and USA Segment [Member] USD ($)	Dec. 31, 2012 Senior Convertible Debenture and Warrant [Member] Corporate and USA Segment [Member] USD ($)	Dec. 31, 2012 Senior Convertible Debenture and Warrant [Member] Corporate and USA Segment [Member] July 2012 [Member] USD ($)	Dec. 31, 2012 Senior Convertible Debenture and Warrant [Member] Corporate and USA Segment [Member] January 2012 [Member]	Dec. 31, 2012 Subordinated Convertible Notes and Warrants [Member] USD ($)	Dec. 31, 2011 Subordinated Convertible Notes and Warrants [Member] USD ($)	Sep. 30, 2013 Subordinated Convertible Notes and Warrants [Member] January 2012 [Member] USD ($)	Sep. 30, 2013 Subordinated Convertible Notes and Warrants [Member] January 2012 [Member] Minimum [Member]	Sep. 30, 2013 Subordinated Convertible Notes and Warrants [Member] January 2012 [Member] Maximum [Member]	Dec. 31, 2012 Subordinated Convertible Notes and Warrants [Member] January and May 2012 [Member] USD ($) Investor	Dec. 31, 2012 Subordinated Convertible Notes and Warrants [Member] January and May 2012 [Member] Financial Advisor [Member] USD ($)	Dec. 31, 2012 Subordinated Convertible Notes and Warrants [Member] July and August 2012 [Member] USD ($)	Dec. 31, 2012 Subordinated Convertible Notes and Warrants [Member] July and August 2012 [Member] Financial Advisor [Member] USD ($)	Sep. 30, 2012 Subordinated Convertible Notes and Warrants [Member] Halpern Entities [Member] USD ($)	Jun. 30, 2012 Subordinated Convertible Notes and Warrants [Member] Halpern Entities [Member] USD ($)	Sep. 30, 2012 Subordinated Convertible Notes and Warrants [Member] Other Investors [Member] USD ($)	Jun. 30, 2012 Subordinated Convertible Notes and Warrants [Member] Other Investors [Member] USD ($)	Dec. 31, 2012 Subordinated Convertible Notes and Warrants [Member] Corporate and USA Segment [Member] USD ($)	Dec. 31, 2011 Subordinated Convertible Notes and Warrants [Member] Corporate and USA Segment [Member] USD ($)	Dec. 31, 2012 Convertible Debt [Member] Corporate and USA Segment [Member]	Dec. 31, 2012 Debenture [Member] USD ($)	Dec. 31, 2012 Third Credit Agreement [Member] Brazil Segment [Member] USD ($)	Jul. 31, 2012 Third Credit Agreement [Member] Brazil Segment [Member] BRL
Debt Instrument [Line Items]
Total debt		$ 19,584,000	$ 14,725,000	$ 21,777,000															$ 5,117,000	$ 2,895,000		$ 2,993,000	$ 1,048,000	$ 14,805,000	$ 14,467,000	$ 11,830,000						$ 1,048,000	$ 0			$ 1,608,000									$ 4,041,000	$ 2,126,000		$ 28,000	$ 262,000	$ 5,089,000	$ 0	$ 507,000			$ 3,767,000	$ 2,227,000	$ 1,778,000				$ 5,555,000	$ 5,021,000	$ 3,789,000	$ 201,000	$ 210,000	$ 214,000				$ 3,953,000	$ 3,189,000	$ 2,838,000				$ 2,618,000	$ 2,531,000	$ 3,211,000
Current portion		8,003,000	6,792,000	9,422,000																		0	0									962,000				1,608,000														962,000
Long-term debt, less current portion (nonrecourse)		11,581,000	7,933,000	12,355,000																		2,993,000	1,048,000									86,000				0														4,127,000
Maturities of Long-term Debt [Abstract]
2013		8,232,000																	1,219,000						7,013,000
2014		1,391,000																	108,000						1,283,000
2015		6,461,000																	5,375,000						1,086,000
2016		983,000																	0						983,000
2017		976,000																	0						976,000
Thereafter		3,126,000																	0						3,126,000
Total debt		21,169,000						500,000	[1]	730,000	[2]	270,000	[2]	730,000	[2]	2,323,000	[3]		6,702,000			2,600,000	2,775,000		14,467,000					1,299,000		1,299,000				1,558,000	850,000	150,000	50,000	4,325,000										6,674,000																																											538,000				2,500,000		100,000						1,900,000		0
Issuance Date of Debt																														Jul. 31, 2012							Jul. 31, 2012	Aug. 31, 2012	May 31, 2012	Jan. 31, 2012
Principal Amount of Notes and Debenture		21,169,000						500,000	[1]	730,000	[2]	270,000	[2]	730,000	[2]	2,323,000	[3]		6,702,000			2,600,000	2,775,000		14,467,000					1,299,000		1,299,000				1,558,000	850,000	150,000	50,000	4,325,000										6,674,000																																											538,000				2,500,000		100,000						1,900,000		0
Creditor's Debt Conversion Right (in dollars per share)																																																																																													$ 14.00
Stated annual interest rate (in hundredths)								10.00%	[1]	10.00%	[2]	10.00%	[2]	10.00%	[2]	10.00%	[3]																				10.00%	10.00%	10.00%	10.00%	10.00%																	12.40%	44.50%	23.30%	6.50%		6.50%				13.50%	21.50%	16.20%				3.70%	8.00%	5.60%		7.30%																10.00%															5.50%
Maturity date of debt					Jul. 31, 2015		Jul. 31, 2015																	Jun. 30, 2018						Jan. 31, 2014							Jul. 31, 2015	Jul. 31, 2015	Jul. 31, 2015	Jul. 31, 2015													May 31, 2014	May 31, 2014							Dec. 31, 2021			Mar. 31, 2016						Jul. 31, 2013									Dec. 31, 2022	Dec. 31, 2017														Jul. 31, 2015	Jul. 31, 2016													Jul. 31, 2019
Face amount																														1,000,000											4,400,000		1,000,000	2,500,000
Cash investment exchanged																		100,000
Maximum borrowing capacity																																															1,000,000	1,000,000					1,800,000	3,600,000							4,700,000																				2,800,000	6,700,000
Monthly minimum charge																																															2,000	2,000
Factoring fee as a percentage of borrowing (in hundredths)																																															2.00%	2.00%
Number of days outstanding before factoring fee percentage increases																																															45 days	45 days
Average outstanding borrowings																																																100,000	100,000
Discount rate used for calculating fair value of convertible notes (in hundredths)																																																																																																								25.00%
Components of convertible debt [Abstract]
Principal outstanding		(21,169,000)						(500,000)	[1]	(730,000)	[2]	(270,000)	[2]	(730,000)	[2]	(2,323,000)	[3]		(6,702,000)			(2,600,000)	(2,775,000)		(14,467,000)					(1,299,000)		(1,299,000)				(1,558,000)	(850,000)	(150,000)	(50,000)	(4,325,000)										(6,674,000)																																											(538,000)				(2,500,000)		(100,000)						(1,900,000)		0
Discount																						587,000	2,775,000									422,000				41,000														3,784,000																																																						100,000
Derivative conversion liabilities																																				(91,000)
Debt		(19,584,000)	(14,725,000)	(21,777,000)															(5,117,000)	(2,895,000)		(2,993,000)	(1,048,000)	(14,805,000)	(14,467,000)	(11,830,000)						(1,048,000)	0			(1,608,000)									(4,041,000)	(2,126,000)		(28,000)	(262,000)	(5,089,000)	0	(507,000)			(3,767,000)	(2,227,000)	(1,778,000)				(5,555,000)	(5,021,000)	(3,789,000)	(201,000)	(210,000)	(214,000)				(3,953,000)	(3,189,000)	(2,838,000)				(2,618,000)	(2,531,000)	(3,211,000)
Debt - current portion		(8,003,000)	(6,792,000)	(9,422,000)																		0	0									(962,000)				(1,608,000)														(962,000)
Debt - long-term portion		(11,581,000)	(7,933,000)	(12,355,000)																		(2,993,000)	(1,048,000)									(86,000)				0														(4,127,000)
Convertible debt effective interest rate (in hundredths)																															25.10%													20.90%
Number of investors																																																																																																4
(Increases) decreases in [Abstract]
Debt - principal		(6,674,000)																																																																																		(870,000)	(290,000)	(139,000)														(100,000)	(2,500,000)	(900,000)	(1,875,000)
Debt - discount		4,004,000																																																																																		870,000	290,000	(661,000)														100,000	630,000	900,000	1,875,000
Debt - derivative conversion liabilities		(4,571,000)																																																																																		(296,000)	(128,000)	(105,000)														(69,000)	(1,942,000)	(583,000)	(1,448,000)
Derivative warrant liabilities		(6,983,000)																																																																																		(648,000)	(273,000)	(907,000)														(88,000)	(2,473,000)	(746,000)	(1,848,000)
Debt (carrying amount of old note)		2,152,000																																																																																		0	0	0														0	2,152,000	0	0
Equity	1,089,000	1,089,000																																																																																		0	0	0														0	1,089,000	0	0	500,000	500,000
Loss on extinguishment		4,941,000																																																																																		0	0	1,955,000														0	2,986,000	0	0
Financing expense		2,184,000																																																																																		168,000	141,000	27,000														59,000	0	413,000	1,376,000
Other long-term assets - deferred finance costs	295,000	295,000																																																																																		144,000	23,000	(148,000)					(100,000)	(100,000)								4,000	65,000	73,000	134,000
Proceeds, net of finance costs	3,563,000	3,563,000																																																																																	632,000	632,000	237,000	(22,000)	200,000													94,000	(7,000)	843,000	1,786,000	600,000
Convertibles notes and related warrants issued [Abstract]
Principal outstanding		21,169,000						500,000	[1]	730,000	[2]	270,000	[2]	730,000	[2]	2,323,000	[3]		6,702,000			2,600,000	2,775,000		14,467,000					1,299,000		1,299,000				1,558,000	850,000	150,000	50,000	4,325,000										6,674,000																																											538,000				2,500,000		100,000						1,900,000		0
Stated annual interest rate (in hundredths)								10.00%	[1]	10.00%	[2]	10.00%	[2]	10.00%	[2]	10.00%	[3]																				10.00%	10.00%	10.00%	10.00%	10.00%																	12.40%	44.50%	23.30%	6.50%		6.50%				13.50%	21.50%	16.20%				3.70%	8.00%	5.60%		7.30%																10.00%															5.50%
Per share note conversion price (in dollars per share)		$ 0.08	$ 0.21					$ 40.00	[1]	$ 46.00	[2]	$ 46.00	[2]	$ 46.00	[2]	$ 40.00	[3]										$ 0.07		$ 14.00
Cash received in transaction			2,280,000					500,000	[1]	230,000	[2]	270,000	[2]	730,000	[2]	550,000	[3]
Number of shares under warrant (in shares)			22,766					2,500	[1]	3,650	[2]	1,350	[2]	3,650	[2]	11,616	[3]																																																																												38,400
Average Exercise Price of warrants (in dollars per share)								$ 50.00	[1]	$ 46.00	[2]	$ 46.00	[2]	$ 46.00	[2]	$ 44.00	[3]																								$ 24.00	$ 16.00
Equity	1,089,000	1,089,000																																																																																		0	0	0														0	1,089,000	0	0	500,000	500,000
Other assets	(295,000)	(295,000)																																																																																		(144,000)	(23,000)	148,000					100,000	100,000								(4,000)	(65,000)	(73,000)	(134,000)
Accreted interest on notes																																		300,000	200,000
Principal payments																																		0	0
Required number of days notice prior to conversion or exercise																																																																																																										61 days
Minimum beneficial ownership interest to be required to give notice prior to conversion or exercise (in hundredths)																																																																																																										4.99%
Principal percentage due each month (in hundredths)																																																																																									0.0833	0.0833
Monthly principal payment																					900,000																																																																				1,300,000
Debenture conversion price - factor (in hundredths)																																																																																								80.00%
Number of days used to calculate the weighted average stock price																																																																																								20 days
Maximum shares limit percentage (in hundredths)																																																																																								20.00%
Number of trading days																																																																																								20 days
Fixed amount to subtract from weighted average price																																																																																								0.01
Contract value of old notes repaid																																																																																																								2,300,000
Proceeds from other debt		3,600,000				2,400,000																																																																																		800,000								1,800,000		900,000							2,300,000
Proceeds allocated for convertible debt and warrants		3,600,000
Discount																						587,000	2,775,000									422,000				41,000														3,784,000																																																						100,000
Proceeds net of issuance costs	3,563,000	3,563,000																																																																																	632,000	632,000	237,000	(22,000)	200,000													94,000	(7,000)	843,000	1,786,000	600,000
Debenture replacement description																																																																																																											In the third quarter of 2012, this January 2012 debenture was exchanged for a July 2012 debenture with a stated principal amount of $1.0 million, representing the original principal amount plus interest which will accrue through the replacement debenture's January 2014 maturity. In July 2012, we also issued a new senior convertible debenture and related warrant and received $0.2 million in proceeds, net of financing costs. Each of the July 2012 debentures is convertible immediately at $0.07 per share. Commencing February 2013, we are required to redeem 1/12th of the $1.3 million combined principal each month until the January 2014 maturity date. In lieu of a cash redemption we may elect to redeem the debentures by issuing a number of shares of common stock equal to the monthly redemption amount divided by the lesser of (i) the current debenture conversion price or (ii) 80% of the 20-day volume weighted average trading price of our common stock or (iii) the volume weighted average trading price of our common stock on the day immediately prior to the redemption date less $0.01. The number of shares delivered may not exceed 20% of the number of shares traded in the 20-day trading period prior to payment. The debentures are secured by a senior interest in substantially all of our assets, excluding our interest in Nutra SA. Pursuant to the terms of the debentures, we may not pay any dividends while the debenture is outstanding. Under the terms of the original January 2012 debenture, we had been required to redeem 1/12th of the $0.9 million principal each month commencing August 2012 until the July 2013 maturity date.
Terms of conversion feature																											In May 2013, we entered into agreements to allow each holder of existing subordinated convertible notes and warrants to invest in additional notes and related warrants and provided that each holder making an additional investment (i) receive 0.0125 shares of our common stock for each dollar invested and (ii) agree to extend the maturity date for all of their notes to July 2016. Further, each holder of outstanding convertible notes could elect (PIK Election), in lieu of receiving cash interest payments otherwise payable though June 2014 on their existing convertible notes to receive (i) an increase in the number of shares of common stock underlying their notes (ii) an equity warrant to purchase shares of our common stock and (ii) 0.0125 shares of our common stock for each dollar of interest otherwise payable through June 2014. Holders making an additional investment were deemed under the agreement to have made a PIK Election.	(i) the current debenture conversion price or (ii) 80% of the 20-day volume weighted average trading price of our common stock or (iii) the volume weighted average trading price of our common stock on the day immediately prior to the redemption date less $0.01.
Gain loss recognized																																			0
Amount borrowed																																																																																																												900,000	1,700,000
Available for working capital																																																															$ 1,500,000
Borrowing capacity, percentage of collateral, lower range limit (in hundredths)																																																								40.00%
Borrowing capacity, percentage of collateral, upper range limit (in hundredths)																																																								100.00%

[1]	The convertible note and the related warrant issued in the first quarter of 2011, were terminated and cancelled in the second quarter of 2011 when the second quarter transaction occurred.
[2]	The convertible notes and related warrants issued in the second and third quarters of 2011, were terminated and cancelled in the fourth quarter of 2011 when the fourth quarter transaction occurred.
[3]	The convertible notes and related warrants issued in the fourth quarter of 2011, were terminated and cancelled in the first quarter of 2012, when a subordinated convertible note was issued to the Halpern Entities, as described further below.